Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters
Schedule of Companies Capital Amounts and Ratios

The Company and Bank’s actual capital amounts and ratios are presented in the following table.

			Minimum		Minimum Required
			Required for		For Compliance
			Capital Adequacy		With Consent
	Actual		Purposes		Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2013:
Total Capital to Risk Weighted Assets:
Consolidated	$7,308	2.97%	$19,708	8.00%	N/A	N/A
Bank	$10,443	4.24%	$19,703	8.00%	$24,629	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$4,191	1.70%	$9,854	4.00%	N/A	N/A
Bank	$7,325	2.97%	$9,852	4.00%	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$4,191	1.45%	$11,542	4.00%	N/A	N/A
Bank	$7,325	2.54%	$11,539	4.00%	$23,079	8.00%

			Minimum		Minimum Required
			Required for		For Compliance
			Capital Adequacy		With Consent
	Actual		Purposes		Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital to Risk Weighted Assets:
Consolidated	$14,435	5.55%	$20,818	8.00%	N/A	N/A
Bank	$15,758	6.06%	$20,800	8.00%	$26,000	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$11,159	4.29%	$10,409	4.00%	N/A	N/A
Bank	$12,482	4.80%	$10,400	4.00%	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$11,159	3.79%	$11,788	4.00%	N/A	N/A
Bank	$12,482	4.24%	$11,779	4.00%	$23,558	8.00%